REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Geographic Areas, Revenues from External Customers [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION
NOTE 14:-     REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Reportable segments:

The Chief Operating Decision Maker ("CODM") assesses the Company's business based on three operating segments: Enterprise, Service Providers and Video Advertising. Enterprise segment includes TEM, services and solutions. The Service Providers segments include Billing and MVNE services and solutions. These three segments also comprise the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, goodwill impairment, net of change in contingent earn-out considerations, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Asset information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2016	2015		2014

Enterprise

Revenue	$6,663	$6,860		$6,601
Adjusted EBITDA (unaudited)	$513	$676		$512

Video Advertising

Telecom revenue	$6,502	$7,017	(*)	$-
Adjusted EBITDA (unaudited)	$(327)	$(273	)(*)	$-

Service Providers

Telecom revenue	$887	$835		$465
Adjusted EBITDA (unaudited)	$(296)	$(556)		$(1,700)

Total

Revenue	$14,052	$14,712		$7,066
Adjusted EBITDA (unaudited)	$(110)	$(153)		$(1,188)

(*)   Financial information for the nine months ended on December 31, 2015

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2016	2015	2014

Adjusted EBITDA (unaudited)	$(110)	$(153)	$(1,188)
Depreciation and amortization expenses	(1,106)	(868)	(284)
Stock-based compensation	(223)	(170)	(69)
Financial expense (income), net	(17)	(17)	(95)
Goodwill impairment, net of contingent consideration	(482)	(3,514)	-
Video advertising technology impairment	(3,763)	-	-
Income tax effect	507	(194)	(54)

Net income (loss) from continuing operations	$(5,194)	$(4,916)	$(1,690)

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2016	2015	2014

United States	$6,860	$11,450	$5,642
Asia	1,984	1,493	300
Israel	3,178	571	440
Europe	1,147	923	376
Other	883	275	308

	$14,052	$14,712	$7,066